CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Purchases of subsidiaries, cash acquired	$ 2,145,792	$ 419,215